UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       NOTTINGHAM ADVISORS INC.
ADDRESS:    500 ESSJAY RD. SUITE 220
            WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

KATHY STROHMEYER                    WILLIAMSVILLE, NY            02/02/07
------------------                  -----------------           ---------
[Signature]                           [City, State]               [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]


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                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              76

Form 13F Information Table Value Total:           $208188
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]




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Nottingham Advisors FORM 13F                       31-Dec-06

                                Title of               Value    Shares/ Sh/  Put/  Invstmt  Other          Voting Authority
Name of Issuer                   class      CUSIP     (x$1000)  Prn Amt Prn  Call  Dscretn  Managers   Sole     Shared    None


Advantexcel.com Comm Corp.       COM       00758X101        0    10000   SH          Sole             10000
Alcatel-Lucent                   COM       013904305     2524   177467   SH          Sole             177467
American Express Co.             COM       025816109     3278    54033   SH          Sole             54033
Amgen Inc.                       COM       031162100     2790    40842   SH          Sole             40842
Anheuser Busch Cos. Inc.         COM       035229103      218     4431   SH          Sole             4431
Apache Corp.                     COM       037411105     2665    40070   SH          Sole             40070
Apple Computer                   COM       037833100     1290    15200   SH          Sole             15200
B J Services                     COM       055482103     2130    72640   SH          Sole             72640
Bankamerica Corp.                COM       060505104      307     5743   SH          Sole             5743
Bed Bath & Beyond Inc.           COM       075896100      780    20470   SH          Sole             20470
Berkshire Hathaway Inc. Cl B     COM       084670207      202       55   SH          Sole             55
Biogen Idec Inc.                 COM       09062X103     2576    52368   SH          Sole             52368
Burlington Northern Santa Fe     COM       12189T104     2720    36850   SH          Sole             36850
Cameco Corp.                     COM       13321L108     2284    56455   SH          Sole             56455
Cisco Systems Inc.               COM       17275R102     3708   135674   SH          Sole             135674
Citigroup Inc.                   COM       172967101     3344    60044   SH          Sole             60044
Conocophillips                   COM       20825C104     2498    34725   SH          Sole             34725
Dell Inc.                        COM       24702R101     2297    91560   SH          Sole             91560
EBay Inc.                        COM       278642103     3554   118200   SH          Sole             118200
Exxon Mobil Corp.                COM       30231G102      731     9545   SH          Sole             9545
Genentech Inc.                   COM       368710406     2956    36440   SH          Sole             36440
General Electric Co.             COM       369604103     4081   109663   SH          Sole             109663
Home Depot Inc.                  COM       437076102     3008    74901   SH          Sole             74901
Johnson & Johnson                COM       478160104     3075    46581   SH          Sole             46581
M&T Bank Corp.                   COM       55261F104      649     5310   SH          Sole             5310
Marriott Intl. Inc.              COM       571903202     1781    37330   SH          Sole             37330
Medco Health Solutions, Inc.     COM       58405U102     2579    48258   SH          Sole             48258
Merrill Lynch & Co.              COM       590188108      268     2877   SH          Sole             2877
Microsoft Inc.                   COM       594918104      635    21260   SH          Sole             21260
Minrad International Inc.        COM       60443P103      316    57875   SH          Sole             57875
Pfizer Inc.                      COM       717081103     2609   100719   SH          Sole             100719
Procter & Gamble                 COM       742718109     3211    49958   SH          Sole             49958
Qualcomm Inc.                    COM       747525103     2422    64092   SH          Sole             64092
Royal Dutch Shell PLC ADR Cl A   COM       780259206      322     4550   SH          Sole             4550
St. Jude Medical Inc.            COM       790849103     2558    69975   SH          Sole             69975
Synergetics USA Inc.             COM       87160G107      434    99271   SH          Sole             99271
Texas Instruments Inc.           COM       882508104     2990   103814   SH          Sole             103814
United Technologies Corp.        COM       913017109     3356    53671   SH          Sole             53671
Valero Energy Corp.              COM       91913Y100     2452    47925   SH          Sole             47925
Wal-Mart Stores Inc.             COM       931142103      218     4719   SH          Sole             4719
Walgreen Co.                     COM       931422109     1532    33385   SH          Sole             33385
Wells Fargo & Company            COM       949746101     1689    47500   SH          Sole             47500
Financial Select Sector SPDR               81369Y605     3850   104793   SH          Sole            104793
IShares Cohen & Steers Realty              464287564      303     3024   SH          Sole            3024
IShares DJ Select Dividend Ind             464287168     7517   106279   SH          Sole            106279
IShares Lehman US Treasury Inf             464287176      216     2185   SH          Sole            2185
IShares MSCI Canada Index                  464286509     2781   109837   SH          Sole            109837
IShares MSCI EAFE Index                    464287465    19710   269190   SH          Sole            269190
IShares MSCI EAFE Value Index              464288877      269     3725   SH          Sole            3725
IShares MSCI Emerging Markets              464287234     6220    54482   SH          Sole            54482
IShares Russell 1000 Growth In             464287614     9337   169662   SH          Sole            169662
IShares Russell 1000 Value Ind             464287598    17603   212855   SH          Sole            212855
IShares Russell 2000 Value Ind             464287630      229     2867   SH          Sole            2867
IShares Russell Midcap Growth              464287481      316     3067   SH          Sole            3067
IShares Russell Midcap Value I             464287473      350     2394   SH          Sole            2394
IShares S&P 100 Index Fund                 464287101      544     8240   SH          Sole            8240
IShares S&P 500 Barra Growth I             464287309      408     6280   SH          Sole            6280
IShares S&P Global Healthcare              464287325     2966    51865   SH          Sole            51865
IShares S&P Midcap 400 Index               464287507      254     3165   SH          Sole            3165
IShares S&P Small Cap 600 Inde             464287804    14373   217800   SH          Sole            217800
PowerShares FTSI RAFI U.S. 100             73935X583     5475    94360   SH          Sole            94360
Powershares Global Water Portf             73935X575     2575   139846   SH          Sole            139846
Powershares High Yield Eq Dvd              73935X302      233    14175   SH          Sole            14175
S & P Mid-Cap 400 Dep Rcpts                595635103    16971   115960   SH          Sole            115960
Technology Select Sector SPDR              81369Y803     3274   140775   SH          Sole            140775
Utilities Select Sector SPDR               81369Y886      395    10765   SH          Sole            10765
Vanguard Mid-Cap VIPERS ETF                922908629      359     4941   SH          Sole            4941
Amgen Inc.                                 031162100     3221    47150   SH          Sole            47150
Bank of New York                           064057102      213     5400   SH          Sole            5400
Boston Scientific Corp.                    101137107      503    29295   SH          Sole            29295
Community Bank N.A                         203607106     3372   146600   SH          Sole            146600
Exxon Mobil Corp.                          30231G102      345     4500   SH          Sole            4500
General Electric Co.                       369604103      704    18918   SH          Sole            18918
Johnson & Johnson                          478160104      257     3900   SH          Sole            3900
New York Regional Rail Corp.               649768108        1    50000   SH          Sole            50000
Smartvideo Technologies Inc                831698105        9    10300   SH          Sole            10300
REPORT SUMMARY                   76 DATA RECORDS      208188   0 OTHER MANAGGERS ON WHOSE BEHALF REPORT IS FILED

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